Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Earnings Per Share
Earnings per share were as follows:

	For the years ended
in € thousand	December 31, 2021	December 31, 2020	December 31, 2019
Consolidated net profit/loss	(45,477)	(19,770)	(9,896)
Weighted-average number of ordinary shares, basic and diluted	4,250,135	3,349,403	2,831,427
Basic and diluted earnings per share in €	(10.70)	(5.90)	(3.50)